Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities as of December 31, 2018 and 2017 from continuing operations consist of the following:

	2018	2017
Accrued salaries and social welfare	$337,599	$345,710
Accrued expenses	388,572	291,043
Reimbursed employee's expense	50,228	34,212
Deposits from customers	198,907	89,382
Others	1,813	2,526
Total accrued expenses and other current liabilities	$977,119	$762,873